Common Stock - Schedule of Common Stock Reserved for Future Issuance (Details) - shares	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Exercise of outstanding stock options	2,152,641	2,689,935
Available for issuance under equity compensation plans	57,198
Exercise of outstanding stock warrants	11,041,332
Conversion of Series A Preferred Stock	1,028,262
Reserved for issuance pursuant to the Arena Purchase Agreement	4,228,064
Total shares of authorized common stock reserved for future issuance	18,507,497